8. Commitment (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Lease agreements maturity schedule
	Fiscal Period	Payment
	2013	$6,500
	2014	–
	2015	–
	2016	–
Total		$6,500